Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,059,533		¥ 3,058,152	¥ 1,319,843	¥ 14,160,322
Restricted cash	2,382,280		9,370,849		16,379,364
Receivables from online payment Platforms	36,010		88,173		247,586
Short-term investments	1,109,838		50,000		7,630,689
Amounts due from related parties	148,212		442,912		1,019,033
Prepayments and other current assets	138,752		127,742		953,989
Total current assets	5,874,625		13,137,828		40,390,983
Non-current assets
Property and equipment, net	4,229		9,279		29,075
Loan to a related party			162,363
Other non-current assets	26,568		5,000		182,667
Total non-current assets	405,946		176,642		2,791,080
Total Assets	6,280,571		13,314,470		43,182,063
Current liabilities
Amounts due to related parties	69,539		76,057		478,113
Customer advances	27,850		56,453		191,482	¥ 56,453
Payable to merchants	2,512,680		9,838,519		17,275,934
Accrued expenses and other liabilities	323,712		360,393		2,225,667
Merchant deposits	609,159		1,778,085		4,188,273
Total current liabilities	3,542,940		12,109,507		24,359,469
Total liabilities	3,542,940		12,109,507		24,359,469
Consolidated statement of income (loss)
Net revenues	1,908,223	¥ 13,119,990	1,744,076	504,864
Net loss	(1,486,020)	(10,217,125)	(525,115)	(291,977)
Consolidated statement of cashflows
Net cash flow generated from operating activities	1,129,798	7,767,927	9,686,328	879,777
Net cash (used in)/generated from investing activities	(1,097,885)	(7,548,509)	71,651	(307,301)
Net cash provided by financing activities	2,522,632	17,344,357	1,398,860	486,538
Net increase in cash, cash equivalents and restricted cash	2,634,090	¥ 18,110,685	11,109,158	1,079,411
Restricted cash	2,382,280		9,370,849		16,379,364
ASU 2016-18 | Proforma Adjustment
Current assets
Restricted cash			9,370,849	0
Consolidated statement of cashflows
Restricted cash			9,370,849	¥ 0
Consolidated VIE
Current liabilities
Amounts due to related parties	66,635		56,032		458,147
Customer advances	27,690		56,453		190,382
Payable to merchants	2,512,680		9,838,519		17,275,934
Accrued expenses and other liabilities	218,304		208,301		1,500,951
Merchant deposits	$ 609,159		¥ 1,778,085		4,188,273
Consolidated VIE | Consolidated revenues
Financial information for the VIE
Concentration (as a percent)	77.30%	77.30%	100.00%	72.40%
Consolidated VIE | Consolidated total assets
Financial information for the VIE
Concentration (as a percent)	53.10%	53.10%	92.80%
Consolidated VIE | Consolidated total liabilities
Financial information for the VIE
Concentration (as a percent)	96.90%	96.90%	98.60%
Reportable legal entity | Consolidated VIE
Current assets
Cash and cash equivalents	$ 513,318		¥ 2,192,667		3,529,316
Restricted cash	2,382,280		9,370,849		16,379,364
Receivables from online payment Platforms	36,010		88,173		247,586
Short-term investments	189,077		40,000		1,300,000
Amounts due from related parties	148,202		442,669		1,018,963
Amounts due from Group companies	82,191				565,101
Prepayments and other current assets	64,227		57,445		441,590
Total current assets	3,415,305		12,191,803		23,481,920
Non-current assets
Property and equipment, net	2,411		2,212		16,578
Loan to a related party			162,363
Other non-current assets			5,000
Total non-current assets	2,411		169,575		16,578
Total Assets	3,417,716		12,361,378		23,498,498
Current liabilities
Amounts due to Group companies	229,152		561,922		1,575,534
Amounts due to related parties	66,635		56,032		458,147
Customer advances	27,690		56,453		190,382
Payable to merchants	2,512,680		9,838,519		17,275,934
Accrued expenses and other liabilities	218,304		208,301		1,500,951
Merchant deposits	609,159		1,778,085		4,188,273
Total current liabilities	3,663,620		12,499,312		25,189,221
Total liabilities	3,663,620		12,499,312		25,189,221
Consolidated statement of income (loss)
Net revenues	1,517,750	¥ 10,435,289	1,951,646	¥ 389,141
Net loss	(225,844)	(1,552,789)	(8,924)	(116,034)
Consolidated statement of cashflows
Net cash flow generated from operating activities	1,306,741	8,984,498	10,391,383	1,156,387
Net cash (used in)/generated from investing activities	(166,839)	(1,147,101)	88,404	(305,473)
Net cash provided by financing activities	73,852	507,767	200,000
Net increase in cash, cash equivalents and restricted cash	1,213,754	8,345,164	10,679,787	850,914
Prepayments for technical service fee	69,821				480,052
Inter-company borrowings payable	37,563		549,135		258,263
Restricted cash	2,382,280		9,370,849		¥ 16,379,364
Reportable legal entity | Group companies | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	43,403	298,415	207,570	23,725
Reportable legal entity | External | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	$ 1,474,347	¥ 10,136,874	¥ 1,744,076	¥ 365,416